DEBT	12 Months Ended
Dec. 31, 2015
DEBT
DEBT

7) DEBT

($ thousands)	December 31, 2015	December 31, 2014

Current:
Senior notes	$–	$98,933

	–	98,933

Long-term:
Bank credit facility	$86,543	$79,917
Senior notes	1,137,139	958,080

	1,223,682	1,037,997

Total debt	$1,223,682	$1,136,930

Bank Credit Facility

Enerplus has a senior unsecured, covenant-based, $800 million bank credit facility that matures on October 31, 2018. Drawn fees range between 150 and 315 basis points over bankers' acceptance rates, with current drawn fees of 205 basis points. Standby fees on the undrawn portion of the facility are based on 20% of the drawn pricing. The Company has the ability to request an extension of the facility each year or repay the entire balance at the end of the term. At December 31, 2015 Enerplus had $86.5 million (December 31, 2014 – $79.9 million) drawn and was in compliance with all financial covenants under the facility. During 2015 a fee of $0.3 million (2014 – $0.6 million, 2013 – $0.7 million) was paid to extend the facility. The weighted average interest rate on the facility for the year ended December 31, 2015 was 2.2% (December 31, 2014 – 2.8%).

Senior Notes

On June 18, 2015 Enerplus made bullet repayments on both its US$40 million and $40 million senior notes, which were issued on June 18, 2009. On October 1, 2015 Enerplus made its fifth and final principal repayment of US$10.8 million on the US$54.0 million senior notes issued on October 1, 2003 and settled the corresponding foreign exchange swap. The final principal repayment totaled $11.0 million and a gain of $3.3 million was realized on the foreign exchange swap, which was recorded as a realized foreign exchange gain on the Consolidated Statements of Income/ (Loss).

On September 3, 2014 Enerplus closed a private placement of senior unsecured notes raising gross proceeds of US$200.0 million. The notes rank equally with the bank credit facility and other outstanding senior notes. The notes have a twelve year amortizing term and ten year average life with a fixed coupon rate of 3.79%.

On June 19, 2014 Enerplus made its fifth and final principal repayment on the US$175.0 million senior notes issued on June 19, 2002 and the associated cross currency interest rate swap principal settlement for a total of $53.7 million.

The terms and rates of the Company's outstanding senior notes are detailed below:

Issue Date	Interest Payment Dates	Principal Repayment	Coupon Rate	Original Principal ($ thousands)	Remaining Principal ($ thousands)	CDN$ Carrying Value ($ thousands)

September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$200,000	$276,785
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	27,678
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$355,000	491,293
June 18, 2009	June 18 and Dec 18	5 equal annual installments beginning June 18, 2017	7.97%	US$225,000	US$225,000	311,383

				Total carrying value		$1,137,139

				Current portion		–

				Long-term portion		$1,137,139

At December 31, 2015 Enerplus was in full compliance with all financial covenants under the senior notes.